Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	200,000	0
Preferred stock, shares outstanding	200,000	0
Common stock, par value	$ 0.0001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	67,992,126	15,803,021
Common stock, shares outstanding	18,415,030	12,461,036